Label	Element	Value
Leuthold Global Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001000351_SupplementTextBlock
Leuthold Funds, Inc.

Retail Class GLBLX / Institutional Class GLBIX

February 15, 2017

Supplement to Statutory Prospectus dated January 31, 2017

Reduced Management Fee for Leuthold Global Fund

The Board of Directors of Leuthold Funds, Inc. and The Leuthold Group, LLC (d/b/a Leuthold Weeden Capital Management), the investment adviser to the Leuthold Global Fund, have agreed to reduce the Fund’s annual investment advisory fee from 1.10% to 0.90%.  Accordingly, effective February 13, 2017, the table entitled “Annual Fund Operating Expenses” and the corresponding expense example found under the heading “Fund Fees and Expenses” in the “Summary Information” section of the Prospectus have been restated to reflect the new management fee, as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Leuthold Global Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect the implementation of the lower investment advisory fee, which became effective February 13, 2017.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	* * * The date of this Supplement is February 15, 2017. Please retain this Supplement for future reference.
Leuthold Global Fund | Leuthold Global Fund (Retail)
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	0.21%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.26%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,987
Leuthold Global Fund | Leuthold Global Fund (Institutional)
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	0.21%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.26%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,713

[1]	Management fees have been restated to reflect the implementation of the lower investment advisory fee, which became effective February 13, 2017.
[2]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.